Condensed Consolidated Statement Of Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2007		$ 72,195	$ 4,417	$ (11,604)		$ 65,008
Balance, Shares at Dec. 31, 2007	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		616				616
Net loss				(6,118)	(6,118)	(6,118)
Translation adjustment			(7,489)		(7,489)	(7,489)
Pension liability (net of income taxes)			(9,285)		(9,285)	(9,285)
Total comprehensive income (loss)					(22,892)
Balances at Dec. 31, 2008		72,811	(12,357)	(17,722)		42,732
Balance, Shares at Dec. 31, 2008	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		419				419
Net loss				(5,935)	(5,935)	(5,935)
Translation adjustment			3,927		3,927	3,927
Pension liability (net of income taxes)			3,356		3,356	3,356
Total comprehensive income (loss)					1,348
Balances at Dec. 31, 2009		73,230	(5,074)	(23,657)		44,499
Balance, Shares at Dec. 31, 2009	1					1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		291				291
Net loss				(2,774)	(2,774)	(2,774)
Translation adjustment			508		508	508
Pension liability (net of income taxes)			(2,529)		(2,529)	(2,529)
Total comprehensive income (loss)					(4,795)
Balances at Dec. 31, 2010		73,521	(7,095)	(26,431)		39,995
Balance, Shares at Dec. 31, 2010	1					1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		305				305
Net loss				(16,056)		(16,056)
Translation adjustment			(952)			(952)
Dividend to parent		(150,000)				(150,000)
Balances at Sep. 30, 2011		$ (76,174)	$ (8,047)	$ (42,487)		$ (126,708)
Balance, Shares at Sep. 30, 2011	1					1